INCOME TAXES (Reconciliation of Income Tax Expense To Statutory Tax Rate) (Details) (CNY) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES [Abstract]
Tax rate	25.00%	25.00%	25.00%
Tax holiday and exemptions	(14.00%)	(18.00%)	(10.00%)
Effect on tax rates in different tax jurisdiction	3.00%	5.00%	3.00%
Expenses non-deductable for tax purposes	7.00%	0.00%	0.00%
Changes in valuation allowance		8.00%	2.00%
Increase (decrease) in unrecognized tax benefit	3.00%	3.00%	(5.00%)
Effective tax rates	24.00%	23.00%	15.00%
Increase to income tax expense without tax exemption	15,829	10,418	9,257
Decrease to earnings per share basic without tax exemption	0.33	0.21	0.19
Decrease to earnings per share diluted without tax exemption	0.31	0.20	0.18